OPTIONS	12 Months Ended
Jun. 30, 2018
OPTIONS
OPTIONS

21.OPTIONS

As at June 30, 2018, the following options over ordinary shares in the Company were outstanding.

	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options (refer below)	34,736,111	$0.017	54,736,111	$0.016
Unlisted options attached to convertible notes	20,366,667	$0.015	20,366,667	$0.015

	55,102,778	$0.016	75,102,778	$0.016

On November 30, 2001, the Directors of the Company established a Staff Share Plan.  On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan.  Under the terms of the respective Plans, the Directors of the Company may grant options over ordinary shares in Genetic Technologies Limited to executives, consultants and employees of the Group.  The options, which are granted at nil cost, are not transferable and are not quoted on the ASX.  As at June 30, 2018, there were 3 executives and 1 employees who held options that had been granted under the Plans.  Options granted under the Plans carry no rights to dividends and no voting rights.

The movements in the number of options granted under the Plans are as follows:

	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options
Balance at the beginning of the financial year	54,736,111	$0.016	33,486,111	$0.022
Add: options granted during the year	—	—	22,750,000	$0.010
Less: options exercised during the year	—	—	—	—
Less: options forfeited during the year	(20,000,000)	$0.014	(1,500,000)	$0.049

Balance at the end of the financial year	34,736,111	$0.017	54,736,111	$0.016

There were no options exercised under the Employee Option Plan during the year ended June 30, 2018 (2017: Nil).

The numbers of options outstanding as at June 30, 2018 by ASX code, including the respective dates of expiry and exercise prices, are tabled below (refer Note 23 for further information).  The options tabled below are not listed on ASX.

Option description	2018	Weighted ave. exercise price	2017	Weighted ave. exercise price

Unlisted employee options
GTGAD (expiring September 14, 2020)	—	—	250,000	$0.058
GTGAD (expiring November 24, 2020)	19,236,111	$0.020	24,236,111	$0.020
GTGAD (expiring March 31, 2021)	5,000,000	$0.020	7,500,000	$0.020
GTGAD (expiring February 16, 2022)	10,500,000	$0.010	22,750,000	$0.010

	34,736,111	$0.017	54,736,111	$0.016

Unlisted options attached to convertible notes
GTGAC (expiring December 2, 2018)	20,366,667	$0.015	20,366,667	$0.015

Balance at the end of the financial year	55,102,778	$0.016	75,102,778	$0.016

Exercisable at the end of the financial year	48,102,778	$0.017	36,234,722	$0.017

The weighted average remaining contractual life of options outstanding as at June 30, 2018 was 1.94 years (2017: 3.28 years).